Derivative Warrants Liabilities (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 22, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ₪ / shares	Dec. 31, 2024 ₪ / shares	Feb. 15, 2024 $ / shares	Feb. 28, 2023 ₪ / shares	Feb. 27, 2023 $ / shares	Apr. 29, 2021 USD ($) $ / shares shares
Derivative Warrants Liabilities [Line Items]
Derivative financial liability		Derivative warrants liability				Derivative warrants liability
Ordinary share, per share (in Dollars per share) | ₪ / shares					₪ 0.05	₪ 0.05		₪ 0.05
Derivative warrants liability			$ 577	$ (66)
2021 Warrant [Member]
Derivative Warrants Liabilities [Line Items]
Warrants to purchase shares (in Shares) | shares										9,764
Exercise price per share (in Dollars per share) | $ / shares										$ 5.12
Warrant value										$ 50
Derivative financial liability		$ 50
Warrant [Member]
Derivative Warrants Liabilities [Line Items]
Exercise price per share (in Dollars per share) | $ / shares							$ 8.75		$ 5
Warrant share granted (in Shares) | shares	65,563
Ordinary share, per share (in Dollars per share) | $ / shares	$ 3.67
Derivative warrants liability	$ 599
Revaluation income amount			$ 577